Shareholder Report, Holdings (Details) - C000258312	Jun. 30, 2025
Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.20%
U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	28.60%
U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.50%